Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and entity information [abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CHL
Entity Registrant Name	CHINA MOBILE LTD /ADR/
Entity Central Index Key	0001117795
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	20,475,482,897